UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

PRIME CASH RESERVES PORTFOLIO

FORM N-Q
MAY 31, 2007

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2007

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 95.0%
Commercial Paper — 66.3%
	Anglesea Funding:
$ 73,000,000	5.331% due 6/6/07 (a)(b)	$72,946,771
60,000,000	5.343% due 6/26/07 (a)(b)	59,782,292
60,000,000	5.361% due 8/6/07 (a)(b)	59,425,800
60,000,000	5.266% due 9/5/07 (a)(b)	59,179,200
	Atomium Funding Corp.:
60,000,000	5.321% due 6/21/07 (a)(b)	59,825,000
55,000,000	5.309% due 7/2/07 (a)(b)	54,750,881
60,000,000	5.321% due 8/7/07 (a)(b)	59,414,308
75,140,000	5.325% due 8/13/07 (a)(b)	74,339,310
	Axon Financial Funding LLC:
30,000,000	5.332% due 7/5/07 (a)(b)	29,850,967
60,000,000	5.330% due 7/23/07 (a)(b)	59,545,000
80,000,000	5.332% due 9/18/07 (a)(b)	78,730,755
63,282,000	5.320% due 10/19/07 (a)(b)	62,005,989
29,999,000	5.325% due 10/23/07 (a)(b)	29,376,221
76,014,000	Bavaria TRR Corp., 5.313% due 6/15/07 (a)(b)	75,857,326
50,000,000	Beethoven Funding Corp., 5.321% due 6/19/07 (a)(b)	49,868,750
200,000,000	Berkeley Square Finance LLC, 5.361% due 6/1/07 (a)(b)	200,000,000
29,000,000	Cairn High Grade I LLC, 5.321% due 6/14/07 (a)(b)	28,945,021
	Carrera Capital Financial Ltd.:
60,000,000	5.323% due 7/30/07 (a)(b)	59,483,750
31,000,000	5.324% due 8/28/07 (a)(b)	30,602,167
50,000,000	5.330% due 11/21/07 (a)(b)	48,752,958
60,000,000	Chesham Finance LLC, 5.287% due 8/28/07 (a)	59,244,667
	Cheyne Finance LLC:
50,000,000	5.271% due 9/19/07 (a)(b)	49,215,486
50,000,000	5.330% due 10/11/07 (a)(b)	49,048,500
30,000,000	5.327% due 10/16/07 (a)(b)	29,406,333
46,533,000	Cobbler Funding LLC, 5.353% due 7/19/07 (a)(b)	46,210,992
	Curzon Funding LLC:
60,000,000	5.310% due 11/15/07 (a)(b)	58,561,017
60,000,000	5.336% due 11/29/07 (a)(b)	58,432,841
	East-Fleet Finance LLC:
103,180,000	5.327% due 7/5/07 (a)(b)	102,668,399
50,000,000	5.328% due 7/11/07 (a)(b)	49,708,333
	Ebbets PLC:
50,000,000	5.314% due 7/25/07 (a)(b)	49,604,750
70,000,000	5.321% due 8/1/07 (a)(b)	69,377,292
30,000,000	5.260% due 8/28/07 (a)(b)	29,623,800
33,100,000	5.303% due 9/4/07 (a)(b)	32,649,288
	Ebury Finance Ltd.:
45,000,000	5.335% due 7/9/07 (a)(b)	44,750,150
115,000,000	5.352% due 8/2/07 (a)(b)	113,963,050
103,179,000	5.337% - 5.342% due 11/2/07 (a)(b)	100,881,566
47,811,000	Eramus Capital Corp., 5.310% due 9/20/07 (a)(b)	47,048,853
	Ford Credit Floorplan Motown, Master Owner Trust, Motown Notes:
50,000,000	Series 2002-1, 5.325% due 6/15/07 (a)(b)	49,896,944
75,000,000	Series 2002-1A, 5.343% due 6/22/07 (a)(b)	74,768,562
50,000,000	Grampian Funding LLC, 5.270% due 9/24/07 (a)(b)	49,179,826
	Halkin Finance LLC:
100,000,000	5.337% due 8/8/07 (a)(b)	99,005,500
30,000,000	5.332% due 8/29/07 (a)(b)	29,609,883

See Notes to Schedule of Investments.

1

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Security	Value

Commercial Paper — 66.3% (continued)
	Hanover Funding Co. LLC:
$ 68,637,000	5.308% due 6/15/07 (a)(b)	$68,496,065
47,719,000	5.326% due 6/26/07 (a)(b)	47,543,368
104,805,000	5.320% - 5.331% due 8/1/07 (a)(b)	103,871,927
45,687,000	5.330% due 8/15/07 (a)(b)	45,186,347
59,352,000	Harrier Finance Funding LLC, 5.300% due 6/13/07 (a)(b)	59,248,728
	Kaiserplatz Delaware:
60,000,000	5.316% due 6/6/07 (a)(b)	59,956,250
70,000,000	5.327% due 6/21/07 (a)(b)	69,795,444
38,229,000	5.318% due 6/29/07 (a)(b)	38,072,898
	Kestrel Funding PLC:
74,039,000	5.324% due 6/26/07 (a)(b)	73,769,066
70,000,000	5.329% due 7/3/07 (a)(b)	69,670,845
60,000,000	5.326% due 7/19/07 (a)(b)	59,580,000
	Macquarie Bank Ltd.:
48,500,000	5.335% due 6/8/07 (a)(b)	48,450,537
100,000,000	5.327% due 8/15/07 (a)(b)	98,905,209
75,000,000	5.337% due 8/17/07 (a)(b)	74,154,604
70,000,000	Master Funding LLC, 5.328% due 7/31/07 (a)(b)	69,384,000
	Mica Funding LLC:
75,000,000	5.332% due 6/12/07 (a)(b)	74,878,313
58,478,000	5.330% due 7/12/07 (a)(b)	58,127,018
50,000,000	5.361% due 8/9/07 (a)(b)	49,499,750
60,584,000	5.330% due 8/15/07 (a)(b)	59,927,673
	Morrigan TRR Funding LLC:
70,000,000	5.332% due 6/14/07 (a)(b)	69,865,522
40,000,000	5.328% due 6/22/07 (a)(b)	39,877,500
60,000,000	5.329% due 6/26/07 (a)(b)	59,779,375
60,000,000	5.329% due 8/28/07 (a)(b)	59,238,800
50,000,000	5.274% due 9/14/07 (a)(b)	49,251,875
50,000,000	Natexis Banques Populaires U.S., 5.266% due 6/6/07 (a)	49,964,549
	New Center Asset Trust:
60,000,000	5.293% due 8/23/07 (a)	59,286,200
66,770,000	5.320% due 10/17/07 (a)	65,441,611
	Nyala Funding LLC:
75,000,000	5.331% due 7/16/07 (a)(b)	74,506,875
46,245,000	5.267% due 8/15/07 (a)(b)	45,749,311
60,000,000	5.326% due 11/15/07 (a)(b)	58,556,842
	Orion Financial LLC:
40,000,000	5.333% due 6/13/07 (a)(b)	39,930,133
60,000,000	5.312% due 6/15/07 (a)(b)	59,877,500
106,000,000	Ormond Quay Funding LLC, 5.317% due 6/19/07 (a)(b)	105,719,630
	Silver Tower U.S. Funding:
29,000,000	5.326% due 7/24/07 (a)(b)	28,775,641
60,000,000	5.323% due 8/6/07 (a)(b)	59,422,500
	Tasman Funding Inc.:
35,849,000	5.327% due 6/8/07 (a)(b)	35,812,334
19,906,000	5.327% due 6/21/07 (a)(b)	19,847,941
82,000,000	5.331% due 6/29/07 (a)(b)	81,664,529
35,221,000	5.358% due 7/9/07 (a)(b)	35,026,189
77,469,000	Ticonderoga Funding LLC, 5.292% due 6/14/07 (a)(b)	77,321,292
50,000,000	UBS Americas Inc., 5.259% due 9/24/07 (a)	49,182,222
	UBS Finance Delaware LLC:
60,000,000	5.270% due 7/30/07 (a)	59,493,092
60,000,000	5.318% due 10/29/07 (a)	58,700,000
	Westpac Banking Corp.:
60,000,000	5.300% due 7/9/07 (a)(b)	59,670,667

See Notes to Schedule of Investments.

2

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Security		Value

Commercial Paper — 66.3% (continued)
$ 60,000,000	5.335% due 7/11/07 (a)(b)	$	$ 59,652,000
37,000,000	Windmill Funding Corp., 5.283% due 6/29/07 (a)(b)		36,848,917

	Total Commercial Paper		5,272,519,587

Liquidity Notes — 9.1%
60,000,000	Albis Capital Corp., 5.361% due 6/18/07 (a)(b)		59,850,117
	Fenway Funding LLC:
85,000,000	3.363% - 5.364% due 8/28/07 (a)(b)		83,905,011
60,000,000	5.345% due 10/30/07 (a)(b)		58,688,816
	Mint II LLC:
60,000,000	5.355% due 6/28/07 (a)(b)		59,763,300
75,000,000	5.348% due 7/30/07 (a)(b)		74,348,541
65,000,000	5.351% due 8/30/07 (a)(b)		64,142,000
	Mitten GMAC Mortgage Corp.:
115,000,000	5.351% due 6/12/07 (a)(b)		114,812,358
85,000,000	5.361% due 6/14/07 (a)(b)		84,835,784
50,000,000	Park Granada LLC, 5.321% due 6/15/07 (a)(b)		49,897,528
73,000,000	Yorktown Capital LLC, 5.292% due 6/29/07 (a)(b)		72,701,349

	Total Liquidity Notes		722,944,804

Master Notes — 2.4%
	Morgan Stanley Master Note:
164,000,000	5.483% due 6/1/07		164,000,000
30,000,000	5.513% due 6/1/07		30,000,000

	Total Master Notes		194,000,000

Medium-Term Notes — 10.6%
100,000,000	K2 USA LLC, Medium-Term Notes, 5.325% due 8/15/07 (b)(c)		99,997,945
130,000,000	Links Finance LLC, 5.328% due 9/20/07 (b)(c)		129,997,035
	Premier Asset Collateralized Entity LLC:
45,000,000	5.332% due 8/31/07 (a)(b)		44,401,675
100,000,000	5.360% due 1/25/08 (b)(c)		99,993,479
	Sigma Finance Inc.:
50,000,000	5.337% due 6/29/07 (a)(b)		49,797,000
50,000,000	5.267% due 10/3/07 (a)		49,117,361
	Stanfield Victoria Finance Ltd.:
61,000,000	5.325% due 9/4/07 (a)		60,154,896
37,000,000	5.273% due 9/28/07 (a)		36,371,961
100,000,000	Tango Finance Corp., 5.323% due 6/21/07 (b)(c)		99,999,452
	Whistlejacket Capital Ltd.:
30,000,000	5.320% due 6/12/07 (b)(c)		29,999,823
50,000,000	5.315% due 7/25/07 (b)(c)		49,998,520
	White Pine Finance LLC:
54,496,000	5.325% due 7/31/07 (a)(b)		54,017,344
42,000,000	5.320% due 9/12/07 (b)(c)		41,997,630

	Total Medium-Term Notes		845,844,121

Promissory Notes — 2.7%
	Goldman Sachs Group LP:
75,000,000	5.340% due 8/13/07		75,000,000
75,000,000	5.430% due 9/20/07 (c)		75,000,000
60,000,000	Merrill Lynch & Co. Inc., 5.370% due 2/11/08 (b)(c)		60,000,000

	Total Promissory Notes		210,000,000

Time Deposits — 3.9%
61,949,000	La Salle Bank NA Grand Cayman, 5.125% due 6/1/07		61,949,000

See Notes to Schedule of Investments.

3

Prime Cash Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Security	Value

Time Deposits — 3.9% (continued)
$250,000,000	Societe Generale Cayman, 5.290% due 6/1/07	$250,000,000

	Total Time Deposits	311,949,000

	TOTAL INVESTMENTS — 95.0% (Cost — $7,557,257,512#)	7,557,257,512
	Other Assets in Excess of Liabilities — 5.0%	398,659,886

	TOTAL NET ASSETS — 100.0%	$ 7,955,917,398

(a)	Rate shown represents yield-to-maturity.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Prior to April 16, 2007, the Portfolio was a separate diversified series of Institutional Portfolio, registered under the 1940 Act as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2007, all investors in the Portfolio were funds advised or administered by the manager of the Fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By             /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By             /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2007

By:         /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 26, 2007